Note 5 - Right-of-use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of lease liabilities and costs [text block]
	December 31, 2020	December 31, 2019
Opening balance	$292,679	$394,654
Less: lease payments	(143,428)	(134,280)
Interest expense	21,480	32,305
	170,731	292,679
Less: current portion of lease liabilities	(134,950)	(121,948)
Long-term portion of lease liabilities	$35,781	$170,731

Disclosure of quantitative information about right-of-use assets [text block]
	December 31, 2020	December 31, 2019
Opening balance	$273,222	$394,654
Less: amortization of ROU assets	(121,432)	(121,432)
	$151,790	$273,222

Disclosure of maturity analysis of operating lease payments [text block]
	2021	2022	2023	2024	2025	Total
Office lease	$192,336	$48,084	-	-	-	$240,420